Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments	the lease-related account balances on the Company’s balance sheet as of September 30, 2024:
Year Ending December 31,
2024 (for the remainder of 2024)	20,400
2025	54,400
Total future minimum lease payments	$74,800
Less imputed interest	(4,642)
Total present value of future minimum lease payments	$70,158
the future minimum undiscounted lease payments under the non-cancelable lease for each of the next three years and thereafter, incorporating the practical expedient to account for lease and non-lease components as a single lease component for our existing real estate lease,
Year Ending December 31,
2024	$80,000
2025	54,400
Total future minimum lease payments	$134,400
Less imputed interest	(14,238)
Total present value of future minimum lease payments	$120,162

Schedule of Lease Expense
As of September 30, 2024
Operating lease right-of-use assets	$65,758

Accrued expenses	$70,158

As of September 30, 2024
Weighted Average Remaining Lease Term	0.92
Weighted Average Discount Rate	13.00%

As of December 31, 2023
Operating lease right-of-use assets	$113,761

Other accrued expenses	$68,321
Other long-term liabilities	51,841
$120,162

As of December 31, 2023

Weighted Average Remaining Lease Term	1.67
Weighted Average Discount Rate	13.00%